Material Accounting Policies (Details) - Schedule of Currency Exchange Rate Used in Consolidated Financial Statements	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Currency Exchange Rate Used in Consolidated Financial Statements [Line Items]
RM to USD Year End	4.5893	4.4025	4.175
RM to USD Average Rate	4.568	4.3983	4.1403